Guarantees in Insurance Contracts - Summary of Liabilities for Guarantees That are Included in Valuation of Host Contracts, Net of Present Value of Expected Future Premiums (Detail) - EUR (€)
€ in Millions
	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Liabilities under insurance contracts and reinsurance contracts issued [line items]
Beginning balance	€ 122,885
Ending balance	122,146	€ 122,885
Net amount at risk	224,172	226,374	€ 194,353
The Netherlands [member]
Liabilities under insurance contracts and reinsurance contracts issued [line items]
Beginning balance	40,554
Ending balance	44,242	40,554
Net amount at risk	25,603	25,491
The Netherlands [member] | Guaranteed Minimum Investment [member]
Liabilities under insurance contracts and reinsurance contracts issued [line items]
Beginning balance	6,422	5,063
Incurred guarantee benefits	1,551	1,358
Ending balance	7,973	6,422
Account value	20,202	19,985
Net amount at risk	€ 7,931	€ 6,335